CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	$ 223,938,645	¥ 1,450,629,752	¥ 851,165,186	¥ 566,394,387
Cost of revenues (Note 2(ac))	(175,673,607)	(1,137,978,490)	(718,699,414)	(526,446,044)
Gross profit (Note 2(ac))	48,265,038	312,651,262	132,465,772	39,948,343
Selling and marketing expenses:
Third party	(7,544,051)	(48,868,854)	(33,721,166)	(40,439,439)
Related party	(2,499,315)	(16,190,063)	(1,594,814)
Total selling and marketing expenses	(10,043,366)	(65,058,917)	(35,315,980)	(40,439,439)
General and administrative expenses	(28,335,009)	(183,548,522)	(132,125,421)	(112,416,394)
Other operating income	1,661,669	10,763,962	17,122,772	13,549,728
Total operating	(36,716,706)	(237,843,477)	(150,318,629)	(139,306,105)
Income (loss) from operations	11,548,332	74,807,785	(17,852,857)	(99,357,762)
Interest income	409,496	2,652,636	4,397,029	360,323
Interest expense:
Third party	(16,914,086)	(109,566,064)	(76,937,649)	(50,880,171)
Related party	(2,192,488)	(14,202,500)
Total interest expense	(19,106,574)	(123,768,564)	(76,937,649)	(50,880,171)
Gain from waiver of warrants	2,604,269	16,869,935
Gain from sale of cost method investment	123,971,059	803,059,728
Other income (expense), net	1,575,424	10,205,275	(840,303)	(1,108,275)
Income (loss) before income taxes	121,002,006	783,826,795	(91,233,780)	(150,985,885)
Provision for income taxes	(13,505,818)	(87,487,990)	(1,911,657)	(1,228,145)
Net income (loss)	107,496,188	696,338,805	(93,145,437)	(152,214,030)
Accretion on convertible redeemable preferred shares to redemption value			(250,774,772)	(191,134,918)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds				16,750,848
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note				(44,163,640)
Modification of warrants				(1,021,523)
Net income (loss) attributable to common shareholders	107,496,188	696,338,805	(343,920,209)	(371,783,263)
Change in cumulative foreign currency translation adjustment, net of tax of nil	11,332,581	73,410,193	(5,437,415)	4,391,112
Comprehensive income (loss)	$ 118,828,769	¥ 769,748,998	¥ (98,582,852)	¥ (147,822,918)
Weighted average number of common shares used in computing net income (loss) per share
Basic | shares	126,758,363	126,758,363	19,198,145	6,096,842
Diluted | shares	128,403,877	128,403,877	19,198,145	6,096,842
Net income (loss) per common share attributable to common shareholders
Basic | (per share)	$ 0.85	¥ 5.49	¥ (17.91)	¥ (60.98)
Diluted | (per share)	0.84	5.42	(17.91)	(60.98)
Basic | (per share)	1.70	10.99	(35.82)	(121.96)
Diluted | (per share)	$ 1.67	¥ 10.85	¥ (35.82)	¥ (121.96)
Class A Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value			¥ (22,601,694)	¥ (5,563,627)
Series A Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value			(69,598)	(4,008,032)
Series B Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value			(3,451,997)	(35,069,326)
Series C Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value			(75,476,317)	(74,328,662)
Series D Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value			(51,479,102)	(65,070,473)
Series E Preferred Shares
Interest expense:
Accretion on convertible redeemable preferred shares to redemption value			(97,696,064)	(7,094,798)
Car rentals
Net revenues:
Total net revenues	$ 169,900,039	¥ 1,100,578,473	598,792,396	377,013,398
Car services
Net revenues:
Total net revenues	$ 54,038,606	¥ 350,051,279	¥ 252,372,790	¥ 189,380,989